August 27, 2021

VIA EDGAR

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:	Griffin Institutional Access Credit Fund, File Nos. 333-211845

Ladies and Gentlemen:

On behalf of Griffin Institutional Access Credit Fund (the "Trust"), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, a post-effective amendment to its Registration Statement on Form N-2 pursuant to Rule 486(a) of the Securities Act of 1933, as amended (the “Amendment”). The Amendment is being filed to register a new class of shares, Class M shares, for the Trust.

If you have any questions concerning this filing, please contact Terrence Davis at 678.533.7338.

Sincerely,

/s/ Greenberg Traurig, LLP

Greenberg Traurig, LLP

Greenberg Traurig, LLP ■ Attorneys at Law ■ WWW.GTLAW.COM
2200 Ross Avenue, Suite 5200 ■ Dallas, TX ■ Tel 214.665.3685